Investments accounted for using the equity method - Carrying value of Joint venture (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Sofra
Joint ventures
Investments in joint ventures	₺ 18,218	₺ 30,152